Segmented Information (Tables)	12 Months Ended
Jun. 30, 2012
Segmented Information [Abstract]
Revenues and long-lived assets by geographical segments
Loss for the period by geographical segment for the year ended June 30, 2012:

	United States	Mexico	Total
Interest income	$32,869	$9,791	$42,660
Other income	73,130	-	73,130
Total income	$105,999	$9,791	$115,790

Expenses:
Exploration	4,479,783	8,947,593	13,427,376
Professional fees	1,166,881	-	1,166,881
Directors compensation	1,357,051	-	1,357,051
Travel and lodging	224,705	-	224,705
Corporate communications	440,382	-	440,382
Consulting fees	475,087	-	475,087
Office and administration	383,691	68,082	451,773
Interest and service charges	7,480	3,168	10,648
Insurance	323,777	-	323,777
Amortization	41,027	36,128	77,155
Accretion	153,704	-	153,704
Write-down of mineral properties	-	100,000	100,000
Total Expenses	9,053,568	9,154,971	18,208,539
Net loss before other items	$8,947,569	$9,145,180	$18,092,749

Other items
Change in fair value of warrant liability	(6,167,873)	-	(6,167,873)
Loss on sale of marketable securities	166,732	-	166,732
Net Loss	$2,946,428	$9,145,180	$12,091,608

Other comprehensive loss
Foreign currency translation adjustment	113,460	-	113,460
Unrealized loss on available for sale securities	(30,945)		(30,945)
Total Comprehensive Loss for the Period	$3,028,943	$9,145,180	$12,174,123

Loss for the period by geographical segment for the year ended June 30, 2011:

	United States	Mexico / Latin America	Total
Interest income	$81,265	$37,605	$118,870
Other income	178,230	2,603	180,833
Total income	$259,495	$40,208	$299,703

Expenses:
Exploration	4,516,969	3,467,805	7,984,774
Professional fees	1,280,869	-	1,280,869
Directors compensation	813,154	-	813,154
Travel and lodging	212,999	-	212,999
Corporate communications	260,309	-	260,309
Consulting fees	464,790	-	464,790
Office and administration	297,702	36,087	333,789
Interest and service charges	9,586	3,057	12,643
Insurance	317,457	-	317,457
Amortization	20,161	53,138	73,299
Accretion	119,884	-	119,884
Acquisition Expenses	262,764	-	262,764
Write off of mineral property	-	10,000	10,000
Income and other taxes	13,015	-	13,015
Total Expenses	8,589,659	3,570,087	12,159,746
Net loss before other items	$8,330,164	$3,529,879	$11,860,043

Other item
Change in fair value of equity conversion right	169,081	-	169,081
Change in fair value of warrant liability	16,421,412	-	16,421,412
Net Loss	$24,920,657	$3,529,879	$28,450,536

Other comprehensive loss
Foreign currency translation adjustment	(492,405)	-	(492,405)
Unrealized loss on available for sale securities	30,945	-	30,945
Total Comprehensive Loss for the Period	$24,459,197	$3,529,879	$27,989,076

Loss for the period by geographical segment for the year ended June 30, 2010:

	United States	Mexico / Latin America	Total
Interest income	$35,779	$74	$35,853
Total income	$35,779	$74	$35,853

Expenses:
Exploration	640,045	5,403,746	6,043,791
Professional fees	930,926	478	931,404
Directors compensation	141,224	-	141,224
Travel and lodging	192,642	-	192,642
Corporate communications	332,139	-	332,139
Consulting fees	418,437	-	418,437
Office and administration	310,371	118,778	429,149
Interest and service charges	53,818	3,826	57,644
Insurance	47,804	-	47,804
Amortization	18,661	47,706	66,367
Acquisition expenses	1,242,569	-	1,242,569
Miscellaneous	18,124	-	18,124
Write off of mineral property	275,000	-	275,000
Income and other taxes	51,732	-	51,732
Total Expenses	4,673,492	5,574,534	10,248,026
Net loss before other items	$4,637,713	$5,574,460	$10,212,173

Other item
Change in fair value of equity conversion right	821,155	-	821,155
Change in fair value of warrant liability	(5,681,370)	-	(5,681,370)
Net Loss	$(222,502)	$5,574,460	$5,351,958

Other comprehensive loss
Foreign currency translation adjustment	156,483	-	156,483
Total Comprehensive Loss for the Period	$(66,019)	$5,574,460	$5,508,441

Assets by geographical segment:

	United States	Mexico	Total
June 30, 2012
Mineral properties	$28,337,596	$22,142,263	$50,479,859
Property and equipment	99,686	359,251	458,937

June 30, 2011
Mineral properties	27,373,596	22,142,263	49,515,859
Property and equipment	$131,683	$356,057	$487,740